Variable Portfolio – U.S. Flexible Growth Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 62.2%
	Shares	Value ($)
U.S. Large Cap 62.2%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,273,453	240,872,341
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	12,707,784	612,006,872
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	10,945,078	238,383,804
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	5,672,934	255,452,200
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	3,634,537	249,183,869
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	6,253,034	254,248,380
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	4,517,659	237,357,820
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	11,489,995	503,951,157
Total		2,591,456,443
Total Equity Funds (Cost $1,296,172,413)		2,591,456,443

Exchange-Traded Equity Funds 2.1%

U.S. Mid Large Cap 2.1%
iShares Core S&P 500 ETF	83,700	47,031,030
Vanguard S&P 500 ETF	82,000	42,140,620
Total		89,171,650
Total Exchange-Traded Equity Funds (Cost $91,120,209)		89,171,650

Exchange-Traded Fixed Income Funds 6.0%

Investment Grade 6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,307,500	142,112,175
Vanguard Intermediate-Term Corporate Bond ETF	1,308,500	106,982,960
Total		249,095,135
Total Exchange-Traded Fixed Income Funds (Cost $247,666,638)		249,095,135

Fixed Income Funds 11.0%
	Shares	Value ($)
Investment Grade 11.0%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,740,169	46,074,438
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,292,916	47,385,654
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,377,396	30,666,760
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,634,437	79,177,787
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,061,937	94,079,115
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	16,141,352	159,315,148
Total		456,698,902
Total Fixed Income Funds (Cost $511,182,052)		456,698,902

Residential Mortgage-Backed Securities - Agency 8.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2040- 04/14/2055	3.000%	119,730,000	104,132,711
04/16/2040- 04/14/2055	3.500%	46,075,000	42,064,439
04/16/2040- 04/14/2055	4.000%	107,075,000	100,354,295
04/14/2055	4.500%	81,150,000	77,617,331
04/14/2055	5.000%	40,725,000	39,912,555
Total Residential Mortgage-Backed Securities - Agency (Cost $362,966,872)			364,081,331

Put Option Contracts Purchased 0.8%
Value ($)
(Cost $35,315,225)	31,250,325

Money Market Funds 16.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(a),(d)	698,795,546	698,655,786
Total Money Market Funds (Cost $698,497,430)		698,655,786
Total Investments in Securities (Cost: $3,242,920,839)		4,480,409,572
Other Assets & Liabilities, Net		(317,077,420)
Net Assets		4,163,332,152

Variable Portfolio – U.S. Flexible Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2025 (Unaudited)
At March 31, 2025, securities and/or cash totaling $44,351,390 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	308	06/2025	USD	87,060,050	206,286	—
S&P 500 Index E-mini	409	06/2025	USD	115,608,963	—	(843,746)
U.S. Long Bond	36	06/2025	USD	4,222,125	29,024	—
U.S. Long Bond	289	06/2025	USD	33,894,281	—	(117,738)
U.S. Treasury 10-Year Note	176	06/2025	USD	19,574,500	177,502	—
U.S. Treasury 2-Year Note	718	06/2025	USD	148,749,407	291,738	—
U.S. Treasury 5-Year Note	1,262	06/2025	USD	136,493,188	694,003	—
U.S. Treasury Ultra Bond	26	06/2025	USD	3,178,500	36,136	—
U.S. Treasury Ultra Bond	299	06/2025	USD	36,552,750	—	(311,644)
Total					1,434,689	(1,273,128)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(322)	06/2025	USD	(32,636,310)	—	(231,029)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	631,333,125	1,125	4,600.00	06/18/2026	16,142,736	13,505,625
S&P 500 Index	Morgan Stanley	USD	555,573,150	990	4,700.00	06/18/2026	14,537,433	13,236,300
S&P 500 Index	Morgan Stanley	USD	145,908,100	260	4,700.00	12/18/2026	4,635,056	4,508,400
Total							35,315,225	31,250,325
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	729,225,297	472,219,468	(502,782,800)	(6,179)	698,655,786	—	5,524	7,226,438	698,795,546
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	259,683,956	6,048	(1,317,395)	(17,500,268)	240,872,341	—	1,655,476	—	2,273,453
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	654,876,492	—	(6,775,246)	(36,094,374)	612,006,872	—	8,482,973	—	12,707,784
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	45,400,961	160,168	(306,586)	819,895	46,074,438	—	(10,409)	—	4,740,169
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	45,505,911	310,573	—	1,569,170	47,385,654	—	—	—	6,292,916
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	261,735,217	—	(2,654,449)	(20,696,964)	238,383,804	—	1,610,544	—	10,945,078
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	256,922,250	24,909	(5,065,050)	3,570,091	255,452,200	—	4,269,108	—	5,672,934
Variable Portfolio – U.S. Flexible Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	29,610,100	132,073	(151,388)	1,075,975	30,666,760	—	(26,058)	—	3,377,396
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	76,940,429	352,500	(14,187)	1,899,045	79,177,787	—	(2,700)	—	8,634,437
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	266,858,581	—	(2,852,234)	(14,822,478)	249,183,869	—	3,696,581	—	3,634,537
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	253,976,152	86,949	(4,948,130)	5,133,409	254,248,380	—	3,773,935	—	6,253,034
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	91,004,808	468,007	(7,294)	2,613,594	94,079,115	—	(1,278)	—	10,061,937
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	272,297,136	95,042	(4,817,292)	(30,217,066)	237,357,820	—	892,682	—	4,517,659
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	154,664,074	659,506	(633,347)	4,624,915	159,315,148	—	(97,233)	—	16,141,352
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	533,710,706	—	(2,450,961)	(27,308,588)	503,951,157	—	2,967,055	—	11,489,995
Total	3,932,412,070			(125,339,823)	3,746,811,131	—	27,216,200	7,226,438

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – U.S. Flexible Growth Fund  | 2025

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1QT7060_12_D01_(05/25)